Inventories (Summary of Inventories) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Inventories	$ 6,977	$ 6,148
Purchased for resale	5,338	4,745
Finished products	475	357
Intermediate products	184	154
Raw materials	318	252
Materials and supplies	$ 662	$ 640